Cover	Jul. 10, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 10, 2025
Entity File Number	000-54464
Entity Registrant Name	Thunder Energies Corporation
Entity Central Index Key	0001524872
Entity Tax Identification Number	45-1967797
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	1100 Peachtree St. NE
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30309
City Area Code	(404)
Local Phone Number	793-1956
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false